FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Risk Rating (Details) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	R$ 9,571,661	R$ 3,887,100
Derivative financial instruments | AAA
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures		232,908
Derivative financial instruments | AA-
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	476,535	286,906
Derivative financial instruments | A+
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	94,638	148,029
Derivative financial instruments | A Member
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	6,146
Derivative financial instruments | brAAA
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	8,870,122	2,747,948
Derivative financial instruments | brAA+
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures
Derivative financial instruments | brAA- memberr
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	9,246
Derivative financial instruments | brBB- member
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures		156,450
Derivative financial instruments | Other risk ratings
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	114,974	314,859
Cash and cash equivalents and marketable securities
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	25,432,207	22,382,329
Cash and cash equivalents and marketable securities | A+
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	9,055
Cash and cash equivalents and marketable securities | A-
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	37,081
Cash and cash equivalents and marketable securities | brAAA
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	24,984,803	20,830,651
Cash and cash equivalents and marketable securities | brAA+
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	576	658,880
Cash and cash equivalents and marketable securities | brAA member
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	473	755
Cash and cash equivalents and marketable securities | brAA- memberr
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	252,945	19
Cash and cash equivalents and marketable securities | brA
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	117,736	31,504
Cash and cash equivalents and marketable securities | brBBB-
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures		3
Cash and cash equivalents and marketable securities | brBB
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures		710
Cash and cash equivalents and marketable securities | brBB- member
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	17	750,359
Cash and cash equivalents and marketable securities | Other risk ratings
Disclosure of detailed information about financial instruments [line items]
Rated Credit Exposures	R$ 29,521	R$ 109,448